Income Taxes - Details of Differences Between the Statutory Income Tax and Average Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory tax rate	30.60%	30.90%	30.90%
Share of profit in investments accounted for using the equity method	(7.30%)	(4.80%)	(4.50%)
Effects of expense not deductible for tax purposes	0.90%	0.90%	1.10%
Effects of income not taxable for tax purposes	(0.60%)	(0.60%)	(1.00%)
Effects of differences in statutory tax rates applied to companies in Japan and foreign companies	(1.80%)	(2.30%)	(2.00%)
Effects of changes in unrecognized deferred tax assets	(24.00%)	(4.00%)	(8.10%)
Other	(1.40%)	1.90%	4.30%
Average effective tax rate	(3.50%)	21.90%	20.70%